Consolidated Statement of Cash Flows - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net loss	SFr (26,528,411)	SFr (17,058,443)	SFr (8,200,165)
Depreciation	118,887	76,357	20,036
Impairment of intangible assets	12,397,148	1,529,929
Deferred income	932,200
Unrealized foreign currency exchange loss/(gain), net	(46,087)	(279,329)	10,818
Net interest expense	891,651	174,593	127,160
Share based payments	342,799	1,206,303	368,793
Transaction costs	1,137		219,615
Employee benefits	109,164	65,927	80,811
Revaluation loss/(gain) derivative financial instruments	(451,131)	410,918	2,250,222
Income tax loss/(gain)	(10,329)	21,620	(21,284)
Total	(12,242,972)	(13,852,125)	(5,143,994)
Inventories	827,577	(839,221)
Trade and other receivables	(103,601)	(340,119)	254,438
Prepayments	856,429	(1,297,537)	156,661
Trade and other payables	1,263,196	2,937,019	(175,878)
Accrued expenses	716,140	(280,755)	65,303
Net cash used in operating activities	(8,683,231)	(13,672,738)	(4,843,470)
Cash flows from investing activities
Purchase of intangibles	(2,142,806)	(3,325,952)	(2,315,232)
Cash paid for other non-current financial assets		(179,104)
Interest received	969		258
Net cash used in investing activities	(2,141,837)	(3,505,056)	(2,314,974)
Cash flows from financing activities
Proceeds from offerings and warrant exercises	3,962,618	6,842,940	16,074,996
Transaction costs	(35,496)	(156,817)	(636,858)
Proceeds from loans	6,038,627		1,522,931
Repayment of loan		(50,000)
Repayment of lease liabilities	(114,251)	(18,700)
Interest paid	(19,503)	(3,699)
Net cash from financing activities	9,831,995	6,613,724	16,961,069
Net increase / (decrease) in cash and cash equivalents	(993,073)	(10,564,070)	9,802,625
Cash and cash equivalents at beginning of the period	984,191	11,258,870	1,384,720
Net effect of currency translation on cash	24,277	289,391	71,525
Cash and cash equivalents at end of the period	SFr 15,395	SFr 984,191	SFr 11,258,870